Fair value of financial instruments - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis by Caption on the Consolidated Statement of Financial Position Using the Fair Value Hierarchy (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	$ 157,267	$ 68,159
Total assets at fair value	169,132	146,531
Derivative financial instruments - liabilities	40,613	33,761
Total liabilities at fair value	40,613	33,761
Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Total assets at fair value	0	0
Derivative financial instruments - liabilities	0	0
Total liabilities at fair value	0	0
Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	157,267	68,159
Total assets at fair value	169,132	146,531
Derivative financial instruments - liabilities	40,613	33,761
Total liabilities at fair value	40,613	33,761
Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Total assets at fair value	0	0
Derivative financial instruments - liabilities	0	0
Total liabilities at fair value	0	0
Interest rate swaps
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	11,358	483
Derivative financial instruments - liabilities	790	544
Interest rate swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Interest rate swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	11,358	483
Derivative financial instruments - liabilities	790	544
Interest rate swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Cross-currency swaps
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	145,909	45,806
Derivative financial instruments - liabilities	39,823	33,217
Cross-currency swaps | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Cross-currency swaps | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	145,909	45,806
Derivative financial instruments - liabilities	39,823	33,217
Cross-currency swaps | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets	0	0
Derivative financial instruments - liabilities	0	0
Foreign exchange forwards
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets		21,870
Foreign exchange forwards | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets		0
Foreign exchange forwards | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets		21,870
Foreign exchange forwards | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Derivative financial instruments - assets		0
Securities at FVOCI - Corporate debt
Disclosure of Fair value of financial instruments [Line Items]
Securities at FVOCI - Corporate debt	11,865	78,372
Securities at FVOCI - Corporate debt | Level 1
Disclosure of Fair value of financial instruments [Line Items]
Securities at FVOCI - Corporate debt	0	0
Securities at FVOCI - Corporate debt | Level 2
Disclosure of Fair value of financial instruments [Line Items]
Securities at FVOCI - Corporate debt	11,865	78,372
Securities at FVOCI - Corporate debt | Level 3
Disclosure of Fair value of financial instruments [Line Items]
Securities at FVOCI - Corporate debt	$ 0	$ 0